INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE PROVISION FOR INCOME TAXES
Year Ended December 31, 2025
Domestic	$(8,712,543)
Foreign	-
Loss before provision for income taxes	$(8,712,543)

SCHEDULE OF RECONCILIATION OF TAXES AT THE FEDERAL STATUTORY RATE FOR INCOME TAXES

	Year Ended December 31, 2025
	Amount	%
Statutory U.S. Federal Income Tax rate	$(1,829,634)	(21.0)%
State income taxes, net of federal income tax benefit	-	-
Tax effect of expenses that are not deductible for income tax purposes:
Stock based compensation	8,400	0.1
Change in fair value derivatives of notes payable and warrants	340,416	3.9
Amortization of discounts on notes payable and warrants	244,989	2.8
Change of valuation allowance	1,235,829	14.2
Effective tax expense	$—	—%

The reconciliation of taxes at the federal statutory rate to our provision for income taxes for the year ended December 31, 2024, in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

Year Ended December 31, 2024
Statutory U.S. federal income tax rate	(21.0)%
State income taxes, net of federal income tax benefit	(0.0)
Tax effect of expenses that are not deductible for income tax purposes:
Change in fair value derivatives of notes payable and warrants	(3.4)
Amortization of discounts on notes payable and warrants	3.8
Change in Valuation Allowance	20.6
Effective tax rate	-%

SCHEDULE OF DEFERRED TAX ASSETS

The significant components of the deferred tax assets (liabilities) for the years ended December 31, 2025, and 2024, are summarized below:

	2025	2024
Deferred tax assets:
Net operating loss	$7,418,097	$6,182,268
Total deferred tax assets	7,418,097	6,182,268

Deferred tax liabilities	-	-

Valuation Allowance	(7,418,097)	(6,182,268)
Net deferred tax assets	$-	$-